Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 6,835.65
Total Transaction Valuation	49,497,802.61
Net Fee	$ 6,835.65
Offset Table N/A	N/A